SCHEDULE II - Condensed Financial Information of Registrant - Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Net investment income	$ 161.9	$ 124.4	$ 7.0
Other income	0.0	0.1	1.9
Total revenues before net gain on distribution of The Fidelis Partnership	2,420.0	1,957.1	1,509.4
Net gain on distribution of The Fidelis Partnership	0.0	1,639.1	0.0
Total revenues	2,420.0	3,596.2	1,509.4
Expenses
General and administrative expenses	94.3	82.7	165.5
Financing costs	33.8	35.5	35.5
Income/(loss) before income taxes	136.4	2,047.2	80.1
Income tax (expense)/benefit	(23.1)	85.3	(17.8)
Net income	113.3	2,132.5	62.3
Net income attributable to non-controlling interests	0.0	0.0	(9.7)
Net income available to common shareholders	113.3	2,132.5	52.6
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	9.6	81.7	(99.0)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(2.8)	(9.7)	8.1
Currency translation adjustments	0.0	0.0	(1.1)
Total other comprehensive income/(loss)	31.5	72.7	(89.5)
Comprehensive income/(loss) attributable to common shareholders	144.8	2,205.2	(36.9)
Parent Company
Revenues
Net investment income	3.7	4.9	0.4
Dividend from subsidiaries	200.0	110.0	220.9
Other income	9.0	8.3	0.0
Total revenues before net gain on distribution of The Fidelis Partnership	212.7	123.2	221.3
Net gain on distribution of The Fidelis Partnership	0.0	1,670.8	0.0
Total revenues	212.7	1,794.0	221.3
Expenses
General and administrative expenses	44.4	38.5	47.2
Financing costs	30.5	30.5	30.3
Net foreign exchange losses/(gains)	0.0	3.7	(0.3)
Total expenses	74.9	72.7	77.2
Income/(loss) before income taxes	137.8	1,721.3	144.1
Income tax (expense)/benefit	10.0	14.1	14.2
Net income	147.8	1,735.4	158.3
Net income attributable to non-controlling interests	(34.5)	397.1	(105.7)
Net income available to common shareholders	113.3	2,132.5	52.6
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	9.6	81.7	(99.0)
Reclassification of net realized losses recognized in net income	24.7	0.7	2.5
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(2.8)	(9.7)	8.1
Currency translation adjustments	0.0	0.0	(1.1)
Total other comprehensive income/(loss)	31.5	72.7	(89.5)
Comprehensive income/(loss) attributable to common shareholders	$ 144.8	$ 2,205.2	$ (36.9)